Employee Retirement Benefit (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Retirement Benefit
Contributions and accruals to employee retirement benefit plan	¥ 808,925	¥ 585,073	¥ 337,762